Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2010 Fund
December 31, 2023
AFF10-NPRT3-0224
1.811320.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.38% 1/25/24 to 3/21/24 (b) (Cost $467,973)	470,000	468,052

Domestic Equity Funds - 12.0%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	277,398	4,305,214
Fidelity Advisor Series Growth Opportunities Fund (c)	236,316	3,031,938
Fidelity Advisor Series Small Cap Fund (c)	129,162	1,568,030
Fidelity Series All-Sector Equity Fund (c)	132,608	1,428,185
Fidelity Series Commodity Strategy Fund (c)	17,874	1,655,713
Fidelity Series Large Cap Stock Fund (c)	295,513	5,774,317
Fidelity Series Large Cap Value Index Fund (c)	38,619	568,476
Fidelity Series Opportunistic Insights Fund (c)	181,185	3,417,148
Fidelity Series Small Cap Core Fund (c)	1,012	11,386
Fidelity Series Small Cap Opportunities Fund (c)	138,030	1,918,614
Fidelity Series Stock Selector Large Cap Value Fund (c)	256,761	3,353,304
Fidelity Series Value Discovery Fund (c)	231,248	3,440,970
TOTAL DOMESTIC EQUITY FUNDS (Cost $21,829,885)		30,473,295

International Equity Funds - 16.6%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	154,528	2,270,022
Fidelity Series Emerging Markets Fund (c)	406,712	3,440,781
Fidelity Series Emerging Markets Opportunities Fund (c)	782,862	13,567,005
Fidelity Series International Growth Fund (c)	370,192	6,341,385
Fidelity Series International Small Cap Fund (c)	225,017	3,816,283
Fidelity Series International Value Fund (c)	543,911	6,347,437
Fidelity Series Overseas Fund (c)	488,589	6,337,005
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $31,469,615)		42,119,918

Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	3,889,615	36,834,659
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	848,687	6,500,939
Fidelity Series Emerging Markets Debt Fund (c)	170,760	1,323,393
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	46,710	437,675
Fidelity Series Floating Rate High Income Fund (c)	22,148	200,000
Fidelity Series High Income Fund (c)	161,560	1,358,720
Fidelity Series International Credit Fund (c)	34,821	277,869
Fidelity Series International Developed Markets Bond Index Fund (c)	1,124,447	9,827,663
Fidelity Series Investment Grade Bond Fund (c)	8,961,986	90,516,056
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,695,146	9,933,555
Fidelity Series Real Estate Income Fund (c)	26,314	249,719
TOTAL BOND FUNDS (Cost $171,077,851)		157,460,248

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (d)	692,938	693,077
Fidelity Series Government Money Market Fund 5.43% (c)(e)	19,156,903	19,156,903
Fidelity Series Short-Term Credit Fund (c)	342,777	3,376,357
TOTAL SHORT-TERM FUNDS (Cost $23,247,174)		23,226,337

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $248,092,498)	253,747,850
NET OTHER ASSETS (LIABILITIES) - 0.0%	(46,218)
NET ASSETS - 100.0%	253,701,632

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	51	Mar 2024	5,757,422	182,811	182,811
CBOT 5-Year U.S. Treasury Note Contracts (United States)	81	Mar 2024	8,810,648	193,855	193,855
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Mar 2024	1,249,375	90,945	90,945

TOTAL PURCHASED					467,611

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	8	Mar 2024	1,928,000	(64,010)	(64,010)
ICE MSCI EAFE Index Contracts (United States)	1	Mar 2024	112,620	(4,282)	(4,282)
ICE MSCI Emerging Markets Index Contracts (United States)	45	Mar 2024	2,325,825	(103,165)	(103,165)

TOTAL SOLD					(171,457)

TOTAL FUTURES CONTRACTS					296,154
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $468,052.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	450,803	4,215,987	3,973,713	17,912	-	-	693,077	0.0%
Total	450,803	4,215,987	3,973,713	17,912	-	-	693,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	4,546,954	662,932	1,651,865	233,080	280,897	466,296	4,305,214
Fidelity Advisor Series Growth Opportunities Fund	3,215,430	383,233	1,362,267	10,279	54,765	740,777	3,031,938
Fidelity Advisor Series Small Cap Fund	1,802,918	186,230	579,279	62,829	56,357	101,804	1,568,030
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	36,908,486	5,692,576	5,693,055	885,047	(179,498)	106,150	36,834,659
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	8,021,795	307,466	1,424,303	214,069	(385,395)	(18,624)	6,500,939
Fidelity Series All-Sector Equity Fund	1,643,751	87,731	516,219	67,902	25,613	187,309	1,428,185
Fidelity Series Canada Fund	2,874,633	208,127	985,821	75,752	222,568	(49,485)	2,270,022
Fidelity Series Commodity Strategy Fund	1,863,864	237,649	330,960	77,517	(295,183)	180,343	1,655,713
Fidelity Series Emerging Markets Debt Fund	1,375,580	87,752	208,713	64,882	(36,300)	105,074	1,323,393
Fidelity Series Emerging Markets Debt Local Currency Fund	465,230	30,955	70,949	21,593	(6,387)	18,826	437,675
Fidelity Series Emerging Markets Fund	2,461,091	995,012	152,976	82,158	(8,350)	146,004	3,440,781
Fidelity Series Emerging Markets Opportunities Fund	16,153,080	449,153	3,854,236	379,375	388,058	430,950	13,567,005
Fidelity Series Floating Rate High Income Fund	189,845	38,352	31,579	14,465	(762)	4,144	200,000
Fidelity Series Government Money Market Fund 5.43%	18,485,743	4,059,805	3,388,645	733,864	-	-	19,156,903
Fidelity Series High Income Fund	1,413,432	85,762	177,028	67,571	(17,894)	54,448	1,358,720
Fidelity Series International Credit Fund	260,843	9,965	-	9,965	-	7,061	277,869
Fidelity Series International Developed Markets Bond Index Fund	10,474,875	589,120	1,273,194	384,791	(154,643)	191,505	9,827,663
Fidelity Series International Growth Fund	7,595,555	430,215	2,197,183	82,328	645,199	(132,401)	6,341,385
Fidelity Series International Small Cap Fund	2,086,887	2,150,880	861,617	136,669	159,454	280,679	3,816,283
Fidelity Series International Value Fund	7,562,516	392,806	2,257,291	204,991	410,729	238,677	6,347,437
Fidelity Series Investment Grade Bond Fund	94,839,044	6,948,783	11,146,343	2,854,831	(883,004)	757,576	90,516,056
Fidelity Series Large Cap Stock Fund	6,588,060	440,597	1,914,174	316,769	649,886	9,948	5,774,317
Fidelity Series Large Cap Value Index Fund	688,909	46,900	205,201	23,245	48,886	(11,018)	568,476
Fidelity Series Long-Term Treasury Bond Index Fund	10,817,830	1,514,397	1,801,424	248,057	(482,453)	(114,795)	9,933,555
Fidelity Series Opportunistic Insights Fund	3,921,024	82,606	1,297,292	35,431	384,689	326,121	3,417,148
Fidelity Series Overseas Fund	7,588,448	391,809	2,139,684	104,713	314,923	181,509	6,337,005
Fidelity Series Real Estate Income Fund	473,341	43,755	270,598	18,302	(11,724)	14,945	249,719
Fidelity Series Short-Term Credit Fund	3,737,976	136,596	567,597	78,576	(12,024)	81,406	3,376,357
Fidelity Series Small Cap Core Fund	-	14,087	4,613	223	444	1,468	11,386
Fidelity Series Small Cap Opportunities Fund	2,209,098	155,121	721,862	20,975	176,092	100,165	1,918,614
Fidelity Series Stock Selector Large Cap Value Fund	4,137,682	224,691	1,327,582	156,034	154,239	164,274	3,353,304
Fidelity Series Value Discovery Fund	4,227,589	263,815	1,195,020	161,341	225,941	(81,355)	3,440,970
	268,631,509	27,348,878	49,608,570	7,827,624	1,725,123	4,489,781	252,586,721

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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